VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Real Estate Investment Trusts—99.0%
Data Centers—7.5%
Equinix, Inc.	49,981	$ 32,839
Health Care—6.6%
Healthpeak Properties, Inc.	281,500	7,294
Welltower, Inc.	261,680	21,549
		28,843

Industrial/Office—25.4%
Industrial—17.7%
Duke Realty Corp.	460,779	25,320
Prologis, Inc.	344,844	40,571
Rexford Industrial Realty, Inc.	202,725	11,675
		77,566

Office—7.7%
Alexandria Real Estate Equities, Inc.	69,434	10,070
Boston Properties, Inc.	55,100	4,903
Cousins Properties, Inc.	396,103	11,578
Douglas Emmett, Inc.	315,868	7,069
		33,620

Total Industrial/Office		111,186

Lodging/Resorts—5.0%
Host Hotels & Resorts, Inc.	746,994	11,713
RLJ Lodging Trust	375,905	4,146
Ryman Hospitality Properties, Inc.(1)	81,760	6,216
		22,075

Residential—27.7%
Apartments—16.8%
Apartment Income REIT Corp.	349,995	14,560
AvalonBay Communities, Inc.	106,715	20,729
Equity Residential	235,054	16,976
Mid-America Apartment Communities, Inc.	121,380	21,201
		73,466

Manufactured Homes—4.8%
Sun Communities, Inc.	132,112	21,054
Single Family Homes—6.1%
American Homes 4 Rent Class A	467,900	16,582
Invitation Homes, Inc.	289,260	10,292
		26,874

Total Residential		121,394

Retail—13.0%
Free Standing—2.3%
Spirit Realty Capital, Inc.	269,893	10,197
	Shares	Value

Retail—continued
Regional Malls—3.5%
Simon Property Group, Inc.	161,696	$ 15,348
Shopping Centers—7.2%
Brixmor Property Group, Inc.	524,056	10,591
Kimco Realty Corp.	502,520	9,935
Regency Centers Corp.	181,800	10,782
		31,308

Total Retail		56,853

Self Storage—11.3%
CubeSmart	465,850	19,901
Extra Space Storage, Inc.	118,829	20,215
Public Storage	30,700	9,599
		49,715

Specialty—2.5%
SBA Communications, Corp. Class A	18,100	5,793
VICI Properties, Inc.	176,800	5,267
		11,060

Total Common Stocks (Identified Cost $268,824)		433,965

Total Long-Term Investments—99.0% (Identified Cost $268,824)		433,965

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(2)	3,504,436	3,504
Total Short-Term Investment (Identified Cost $3,504)		3,504

TOTAL INVESTMENTS—99.8% (Identified Cost $272,328)		$437,469
Other assets and liabilities, net—0.2%		1,069
NET ASSETS—100.0%		$438,538

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$433,965	$433,965
Money Market Mutual Fund	3,504	3,504
Total Investments	$437,469	$437,469
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND  NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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